Fair Value of Warrant Liabilities (Details) - Schedule of valuation inputs fair value - $ / shares	9 Months Ended	12 Months Ended
	Apr. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Valuation Inputs Fair Value Abstract
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 8.07	$ 7.6	$ 9.99
Volatility	24.40%	38.90%	7.10%
Expected term of the warrants	5 years 8 months 8 days	6 months 10 days	5 years 4 months 6 days
Risk-free rate	1.03%	4.76%	1.29%
Dividend yield